PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 99.3%
	ADVERTISING & MARKETING - 0.1%
361	Omnicom Group, Inc.	$ 26,292

	AEROSPACE & DEFENSE - 2.8%
558	Boeing Company (The)(a)	120,790
240	General Dynamics Corporation	85,018
1,155	General Electric Company	431,658
236	Honeywell Aerospace Inc.(a)	52,064
364	Howmet Aerospace, Inc.	97,865
48	Huntington Ingalls Industries, Inc.	13,435
140	L3Harris Technologies, Inc.	40,683
151	Lockheed Martin Corporation, Class B	76,928
100	Northrop Grumman Corporation	50,931
1,536	RTX Corporation	291,425
253	Textron, Inc.	23,208
46	TransDigm Group, Inc.	61,274
		1,345,279
	APPAREL & TEXTILE PRODUCTS - 0.1%
52	Ralph Lauren Corporation	20,873
310	Tapestry, Inc.	45,378
		66,251
	ASSET MANAGEMENT - 0.7%
109	Ameriprise Financial, Inc.	50,005
120	Blackrock, Inc.	115,387
1,157	Charles Schwab Corporation (The)	106,756
264	Franklin Resources, Inc.	8,783
392	Invesco Ltd.	10,345
186	Raymond James Financial, Inc.	28,278
17	T Rowe Price Group, Inc.	1,933
		321,487
	AUTOMOTIVE - 1.3%
235	Aptiv plc(a)	14,424
3,772	Ford Motor Company	52,431
668	General Motors Company	51,489

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	AUTOMOTIVE - 1.3% (Continued)
1,149	Tesla, Inc.(a)	$ 483,270
		601,614
	BANKING - 4.2%
7,503	Bank of America Corporation	427,521
2,039	Citigroup, Inc.	285,378
442	Citizens Financial Group, Inc.	30,971
730	Fifth Third Bancorp	41,150
1,082	Huntington Bancshares, Inc.	19,184
2,363	JPMorgan Chase & Company	773,480
1,054	KeyCorporation	24,295
297	PNC Financial Services Group, Inc. (The)	73,127
975	Regions Financial Corporation	29,445
3,798	Wells Fargo & Company	313,867
		2,018,418
	BEVERAGES - 0.9%
3,004	Coca-Cola Company (The)	244,135
17	Molson Coors Beverage Company, Class B	662
524	Monster Beverage Corporation(a)	50,367
1,045	PepsiCo, Inc.	141,493
		436,657
	BIOTECH & PHARMA - 5.2%
1,310	Abbott Laboratories	118,869
1,693	AbbVie, Inc.	426,027
424	Amgen, Inc.	153,539
762	Eli Lilly & Company	913,966
1,882	Johnson & Johnson	477,972
1,901	Merck & Company, Inc.	244,279
80	Regeneron Pharmaceuticals, Inc.	49,883
191	Vertex Pharmaceuticals, Inc.(a)	94,875
48	Zoetis, Inc.	3,449
		2,482,859
	CHEMICALS - 1.2%
224	Air Products and Chemicals, Inc.	65,672
103	Albemarle Corporation	13,908

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	CHEMICALS - 1.2% (Continued)
92	Avery Dennison Corporation	$ 14,936
239	CF Industries Holdings, Inc.	25,874
514	Corteva, Inc.	43,531
178	Dow, Inc.	4,870
225	DuPont de Nemours, Inc.	30,564
506	Linde PLC	262,584
228	LyondellBasell Industries N.V., Class A	12,004
362	Mosaic Company (The)	7,671
241	PPG Industries, Inc.	29,231
165	Qnity Electronics, Inc.	26,946
174	Sherwin-Williams Company (The)	59,912
		597,703
	COMMERCIAL SUPPORT SERVICES - 0.3%
296	Cintas Corporation	50,344
211	Republic Services, Inc.	44,960
210	Rollins, Inc.	8,765
272	Waste Management, Inc.	60,623
		164,692
	CONSTRUCTION MATERIALS - 0.2%
67	Martin Marietta Materials, Inc.	38,639
143	Vulcan Materials Company	42,186
		80,825
	CONTAINERS & PACKAGING - 0.1%
186	Amcor plc	8,063
392	International Paper Company	14,935
94	Packaging Corporation of America	22,399
		45,397
	DATA CENTER REIT - 0.3%
206	Digital Realty Trust, Inc.	36,993
82	Equinix, Inc.	85,476
		122,469
	DIVERSIFIED INDUSTRIALS - 0.5%
151	Dover Corporation	33,866
415	Emerson Electric Company	59,407

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	DIVERSIFIED INDUSTRIALS - 0.5% (Continued)
198	Illinois Tool Works, Inc.	$ 53,553
109	Parker-Hannifin Corporation	106,616
		253,442
	E-COMMERCE DISCRETIONARY - 4.3%
8,300	Amazon.com, Inc.(a)	1,978,222
341	eBay, Inc.	38,107
		2,016,329
	ELECTRIC UTILITIES - 2.0%
691	AES Corporation (The)	10,130
279	Alliant Energy Corporation	21,285
277	Ameren Corporation	31,312
407	American Electric Power Company, Inc.	55,682
521	CenterPoint Energy, Inc.	22,945
327	CMS Energy Corporation	25,016
298	Consolidated Edison, Inc.	32,968
341	Constellation Energy Corporation	84,694
204	DTE Energy Company	31,083
685	Duke Energy Corporation	86,707
399	Edison International	29,706
428	Entergy Corporation	49,160
1,024	Exelon Corporation	47,739
621	FirstEnergy Corporation	29,522
1,562	NextEra Energy, Inc.	137,096
238	NRG Energy, Inc.	34,762
815	PPL Corporation	29,625
561	Public Service Enterprise Group, Inc.	45,531
622	Sempra	57,666
825	Southern Company (The)	78,961
		941,590
	ELECTRICAL EQUIPMENT - 2.7%
140	A O Smith Corporation	8,781
96	Allegion plc	13,487
218	AMETEK, Inc.	52,743
1,168	Amphenol Corporation, Class A	205,942

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	ELECTRICAL EQUIPMENT - 2.7% (Continued)
729	Carrier Global Corporation	$ 53,472
364	Eaton Corporation PLC	155,108
316	Fortive Corporation	19,304
288	GE Vernova, Inc.	338,360
236	Honeywell International, Inc.	52,728
810	Johnson Controls International plc	118,349
127	Keysight Technologies, Inc.(a)	44,459
397	Otis Worldwide Corporation	28,425
103	Rockwell Automation, Inc.	50,993
218	TE Connectivity plc	43,951
249	Trane Technologies PLC(b)	122,299
		1,308,401
	ENGINEERING & CONSTRUCTION - 0.3%
134	Jacobs Solutions, Inc.	16,884
155	Quanta Services, Inc.	111,606
		128,490
	ENTERTAINMENT CONTENT - 0.2%
172	Electronic Arts, Inc.	35,267
339	Fox Corporation, Class A	17,682
154	Fox Corporation, Class B	7,213
122	Take-Two Interactive Software, Inc.(a)	30,498
		90,660
	FOOD - 0.2%
168	Hershey Company (The)	29,476
990	Mondelez International, Inc., Class A	57,261
35	The Kraft Heinz Company	827
		87,564
	GAS & WATER UTILITIES - 0.1%
201	American Water Works Company, Inc.	26,447
132	Atmos Energy Corporation	22,740
372	NiSource, Inc.	17,689
		66,876
	HEALTH CARE FACILITIES & SERVICES - 1.9%
291	Cardinal Health, Inc.	69,130

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 1.9% (Continued)
157	Cencora, Inc.	$ 44,428
195	Cigna Group (The)	53,758
951	CVS Health Corporation	98,381
88	DaVita, Inc.(a)	19,578
165	Elevance Health, Inc.	63,810
119	HCA Healthcare, Inc.	46,397
142	Henry Schein, Inc.(a)	11,860
174	IQVIA Holdings, Inc.(a)	33,620
95	Labcorp Holdings, Inc.	26,600
190	McKesson Corporation	143,564
130	Quest Diagnostics, Inc.	27,554
678	UnitedHealth Group, Inc.	281,797
76	Universal Health Services, Inc., Class B	11,300
		931,777
	HEALTH CARE REIT - 0.3%
373	Ventas, Inc.	33,122
410	Welltower, Inc.	93,057
		126,179
	HOME CONSTRUCTION - 0.2%
274	DR Horton, Inc.	44,629
287	Masco Corporation	23,353
3	NVR, Inc.(a)	20,440
213	PulteGroup, Inc.	29,226
		117,648
	HOTEL REIT - 0.0%(c)
699	Host Hotels & Resorts, Inc.	16,573

	HOUSEHOLD PRODUCTS - 0.7%
272	Church & Dwight Company, Inc.	26,351
613	Colgate-Palmolive Company	56,200
1,800	Procter & Gamble Company (The)	263,952
		346,503

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	INDUSTRIAL REIT - 0.2%
696	Prologis, Inc.	$ 94,287

	INDUSTRIAL SUPPORT SERVICES - 0.4%
1,100	Fastenal Company	52,833
66	United Rentals, Inc.	74,771
41	WW Grainger, Inc.	55,776
		183,380
	INSTITUTIONAL FINANCIAL SERVICES - 2.1%
922	Bank of New York Mellon Corporation (The)	133,330
118	Cboe Global Markets, Inc.	28,635
271	CME Group, Inc.	59,845
326	Goldman Sachs Group, Inc. (The)	329,706
423	Intercontinental Exchange, Inc.	52,076
1,418	Morgan Stanley	296,419
351	Nasdaq, Inc.	27,666
231	Northern Trust Corporation	40,157
206	State Street Corporation	34,938
		1,002,772
	INSURANCE - 3.3%
361	Aflac, Inc.	42,327
199	Allstate Corporation (The)	47,350
410	American International Group, Inc.	30,557
162	Aon PLC, A(b)	53,734
164	Arthur J. Gallagher & Company	37,649
67	Assurant, Inc.	17,992
1,492	Berkshire Hathaway, Inc., Class B(a)	746,583
279	Chubb Ltd.	95,066
119	Cincinnati Financial Corporation	22,032
38	Everest Group Ltd.	13,575
111	Globe Life, Inc.	19,833
396	Hartford Insurance Group, Inc. (The)	52,478
259	Loews Corporation	29,321
365	Marsh & McLennan Companies, Inc.	60,835
421	MetLife, Inc.	35,621

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	INSURANCE - 3.3% (Continued)
227	Principal Financial Group, Inc.	$ 24,466
652	Progressive Corporation (The)	142,429
265	Prudential Financial, Inc.	28,601
158	Travelers Companies, Inc. (The)	52,159
328	W R Berkley Corporation	23,134
73	Willis Towers Watson PLC	19,080
		1,594,822
	INTERNET MEDIA & SERVICES - 9.0%
5,680	Alphabet, Inc., Class A	2,029,861
3,960	Alphabet, Inc., Class C	1,399,187
1,025	Booking Holdings, Inc.	182,696
121	Expedia Group, Inc.	30,961
597	Meta Platforms, Inc., Class A	336,284
4,630	Netflix, Inc.(a)	330,582
		4,309,571
	LEISURE FACILITIES & SERVICES - 1.3%
369	Carnival Corp Ltd.	10,542
1,150	Chipotle Mexican Grill, Inc.(a)	39,100
113	Darden Restaurants, Inc.	23,279
284	Hilton Worldwide Holdings, Inc.	93,851
127	Live Nation Entertainment, Inc.(a)	23,255
258	Marriott International Inc, Class A	95,612
548	McDonald's Corporation	148,131
475	MGM Resorts International(a)	22,710
210	Norwegian Cruise Line Holdings Ltd.(a)	4,433
166	Royal Caribbean Cruises Ltd.	52,710
853	Starbucks Corporation	87,168
92	Wynn Resorts Ltd.	8,932
212	Yum! Brands, Inc.	33,890
		643,613
	MACHINERY - 2.0%
581	Caterpillar, Inc.	618,707
323	Deere & Company	204,889
73	IDEX Corporation	16,567

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	MACHINERY - 2.0% (Continued)
342	Ingersoll Rand, Inc.	$ 28,041
154	Pentair PLC	11,806
51	Snap-on, Inc.	20,522
205	Veralto Corporation	18,179
186	Xylem Inc	21,987
		940,698
	MEDICAL EQUIPMENT & DEVICES - 1.6%
44	ABIOMED, Inc. - CVR(a)	–
299	Agilent Technologies, Inc.	39,716
1,113	Boston Scientific Corporation(a)	47,503
470	Danaher Corporation	89,526
441	Edwards Lifesciences Corporation(a)	39,893
385	GE HealthCare Technologies, Inc.	24,644
79	IDEXX Laboratories, Inc.(a)	41,589
342	Intuitive Surgical, Inc.(a)	136,007
23	Mettler-Toledo International, Inc.(a)	29,383
139	ResMed, Inc.	27,088
83	STERIS plc	17,477
257	Stryker Corporation	80,914
281	Thermo Fisher Scientific, Inc.	140,881
61	Waters Corporation(a)	22,877
74	West Pharmaceutical Services, Inc.	26,566
		764,064
	METALS & MINING - 0.2%
1,337	Freeport-McMoRan, Inc.	84,084

	OIL & GAS PRODUCERS - 2.9%
372	APA Corporation	12,116
1,366	Chevron Corporation	226,428
943	ConocoPhillips	98,034
663	Devon Energy Corporation	27,395
160	Diamondback Energy, Inc.	28,125
396	EOG Resources, Inc.	51,373
3,598	Exxon Mobil Corporation	491,918

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	OIL & GAS PRODUCERS - 2.9% (Continued)
637	Marathon Petroleum Corporation	$ 162,862
850	Occidental Petroleum Corporation	41,285
436	ONEOK, Inc.	37,906
297	Phillips 66	50,208
398	Valero Energy Corporation	103,655
1,200	Williams Companies, Inc. (The)	89,208
		1,420,513
	OIL & GAS SERVICES & EQUIPMENT - 0.3%
649	Baker Hughes Company	36,020
865	Halliburton Company	29,367
1,377	SLB Ltd.	64,016
		129,403
	PUBLISHING & BROADCASTING - 0.0%(c)
306	News Corporation, Class A	7,598
101	News Corporation, Class B	2,834
		10,432
	REAL ESTATE INVESTMENT TRUSTS - 0.1%
316	Iron Mountain, Inc.	39,914

	REAL ESTATE SERVICES - 0.1%
224	CBRE Group, Inc., Class A(a)	30,171

	RESIDENTIAL REIT - 0.1%
137	AvalonBay Communities, Inc.	25,851
334	Equity Residential	22,689
64	Essex Property Trust, Inc.	18,662
31	Mid-America Apartment Communities, Inc.	4,307
		71,509
	RETAIL - CONSUMER STAPLES - 2.0%
392	Costco Wholesale Corporation	366,704
247	Dollar Tree, Inc.(a)	29,875
469	Kroger Company (The)	26,044
339	Target Corporation	44,277

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	RETAIL - CONSUMER STAPLES - 2.0% (Continued)
3,789	Walmart, Inc.	$ 429,142
		896,042
	RETAIL - DISCRETIONARY - 1.6%
11	AutoZone, Inc.(a)	35,155
13	Best Buy Company, Inc.	986
149	Genuine Parts Company	17,579
761	Home Depot, Inc. (The)	268,390
424	Lowe's Companies, Inc.	93,488
593	O'Reilly Automotive, Inc.(a)	54,609
236	Ross Stores, Inc.	50,233
1,188	TJX Companies, Inc. (The)	179,982
570	Tractor Supply Company	18,018
34	Ulta Beauty, Inc.(a)	15,333
		733,773
	RETAIL REIT - 0.2%
69	Federal Realty Investment Trust	8,517
425	Kimco Realty Corporation	10,774
155	Regency Centers Corporation	12,360
323	Simon Property Group, Inc.	72,239
		103,890
	SELF-STORAGE REIT - 0.1%
123	Extra Space Storage, Inc.	17,872
151	Public Storage	48,065
		65,937
	SEMICONDUCTORS - 19.0%
909	Advanced Micro Devices, Inc.(a)	528,047
531	Analog Devices, Inc.	210,897
984	Applied Materials, Inc.	711,432
4,100	Broadcom, Inc.	1,548,776
1,530	KLA Corporation	461,616
1,350	Lam Research Corporation	584,996
677	Marvell Technology, Inc.	201,672
432	Microchip Technology, Inc.	39,398
942	Micron Technology, Inc.	1,087,341

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	SEMICONDUCTORS - 19.0% (Continued)
15,560	NVIDIA Corporation	$ 3,113,401
817	Qualcomm, Inc.	150,973
100	Sandisk Corporation(a)	227,373
899	Texas Instruments, Inc.	267,965
		9,133,887
	SOFTWARE - 6.3%
150	Akamai Technologies, Inc.(a)	17,732
159	Autodesk, Inc.(a)	30,913
261	Cadence Design Systems, Inc.(a)	97,959
650	Fortinet, Inc.(a)	99,853
246	Intuit, Inc.	64,206
5,544	Microsoft Corporation	2,068,022
1,307	Oracle Corporation	191,541
1,712	Palantir Technologies, Inc., Class A(a)	199,738
610	Salesforce, Inc.	95,563
845	ServiceNow, Inc.(a)	83,892
163	Synopsys, Inc.(a)	72,709
		3,022,128
	SPECIALTY FINANCE - 0.8%
643	American Express Company	217,495
722	Capital One Financial Corporation	144,848
286	Synchrony Financial	21,750
		384,093
	STEEL - 0.1%
304	Nucor Corporation	67,716

	TECHNOLOGY HARDWARE - 9.4%
11,516	Apple, Inc.	3,332,269
816	Arista Networks, Inc.(a)	138,622
3,045	Cisco Systems, Inc.	357,666
61	F5, Inc.(a)	25,374
149	Garmin Ltd.	35,393
1,288	Hewlett Packard Enterprise Company	58,102
328	HP, Inc.	7,196

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	TECHNOLOGY HARDWARE - 9.4% (Continued)
161	Motorola Solutions, Inc.	$ 66,862
217	NetApp, Inc.	33,583
217	Seagate Technology Holdings PLC(b)	209,405
45	Teledyne Technologies, Inc.(a)	30,011
302	Western Digital Corporation	192,893
		4,487,376
	TECHNOLOGY SERVICES - 2.9%
464	Accenture PLC, Class A	57,740
300	Automatic Data Processing, Inc.	67,185
27	Broadridge Financial Solutions, Inc.	3,698
46	CDW Corp	6,469
114	Equifax, Inc.	18,094
34	Gartner, Inc.(a)	4,407
701	International Business Machines Corporation	197,128
27	Jack Henry & Associates, Inc.	3,719
124	Leidos Holdings, Inc.	12,768
612	Mastercard, Inc., Class A	314,323
116	Moody's Corporation	52,539
83	MSCI, Inc.	46,483
311	Paychex, Inc.	30,581
229	S&P Global, Inc.	93,263
170	Verisk Analytics, Inc.	30,520
1,253	Visa, Inc., Class A	429,892
		1,368,809
	TELECOMMUNICATIONS - 0.1%
424	T-Mobile US, Inc.	71,118

	TOBACCO & CANNABIS - 0.6%
1,262	Altria Group, Inc.	90,801
1,195	Philip Morris International, Inc.	216,187
		306,988
	TRANSPORTATION & LOGISTICS - 1.2%
134	CH Robinson Worldwide, Inc.	25,238
1,378	CSX Corporation	65,496

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares			Fair Value
	COMMON STOCKS — 99.3% (Continued)
	TRANSPORTATION & LOGISTICS - 1.2% (Continued)
620	Delta Air Lines, Inc.		$ 58,069
179	Expeditors International of Washington, Inc.		29,173
160	FedEx Corporation		50,101
80	Fedex Freight Holding Company, Inc.(a)		12,080
89	JB Hunt Transport Services, Inc.		25,759
169	Norfolk Southern Corporation		53,166
188	Old Dominion Freight Line, Inc.		40,721
449	Union Pacific Corporation		122,128
244	United Airlines Holdings, Inc.(a)		33,182
706	United Parcel Service, Inc., Class B		75,895
			591,008
	TRANSPORTATION EQUIPMENT - 0.5%
149	Cummins, Inc.		106,268
534	PACCAR, Inc.		64,144
178	Westinghouse Air Brake Technologies Corporation		47,989
			218,401
	WHOLESALE - CONSUMER STAPLES - 0.1%
363	Archer-Daniels-Midland Company		27,733
526	Sysco Corporation		43,963
			71,696
	WHOLESALE - DISCRETIONARY - 0.0%(c)
704	Copart, Inc.(a)		19,846

	TOTAL COMMON STOCKS (Cost $15,853,908)		47,603,916

Shares	Expiration Date	Exercise Price	Fair Value
	RIGHT — 0.0%(c)
	ASSET MANAGEMENT - 0.0% (c)
249	TPG, Inc.		–

	TOTAL RIGHT (Cost $–)		–

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares						Fair Value
SHORT-TERM INVESTMENT — 0.6%
MONEY MARKET FUND - 0.6%
280,001	First American Government Obligations Fund, Class X, 3.56% (Cost $280,001)(d)					$ 280,001

Contracts(e)
	INDEX OPTIONS PURCHASED - 0.6%	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
PUT OPTIONS PURCHASED - 0.6%
64	S&P 500 INDEX	CST	07/17/2026	$ 7,380	$ –	$ 288,960
TOTAL PUT OPTIONS PURCHASED (Cost - $698,875)

	TOTAL INDEX OPTIONS PURCHASED (Cost - $698,875)					288,960

	TOTAL INVESTMENTS - 100.5% (Cost $16,832,784)					$ 48,172,877
	CALL OPTIONS WRITTEN - (0.5)% (Premiums received - $193,982)					(255,040)
	PUT OPTIONS WRITTEN - (0.4)% (Premiums received - $536,452)					(199,040)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.4%					215,619
	NET ASSETS - 100.0%					$ 47,934,416

Contracts(e)
	WRITTEN INDEX OPTIONS - (0.9)%	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
CALL OPTIONS WRITTEN- (0.5)%
64	S&P 500 INDEX	CST	07/17/2026	$ 7,585	$ –	$ 255,040
TOTAL CALL OPTIONS WRITTEN (Proceeds - $193,982)

PUT OPTIONS WRITTEN - (0.4)%
64	S&P 500 INDEX	CST	07/17/2026	$ 7,305	$ –	$ 199,040
TOTAL PUT OPTIONS WRITTEN (Proceeds - $536,452)
	TOTAL INDEX OPTIONS WRITTEN (Proceeds - $730,434)					$ 454,080

ETF	- Exchange-Traded Fund
LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The value of this security has been determined in good faith under policies of the Board of Trustees.
(c)	Percentage rounds to less than 0.1%.
(d)	Rate disclosed is the seven day effective yield as of June 30, 2026.
(e)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.